10-K Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The loss before income taxes consisted of the following for the years ended:

	December 31,
	2022	2021
United States	$(52,349,259)	$(35,758,403)
Foreign	—	5,164
Loss before income taxes	$(52,349,259)	$(35,753,239)

Schedule of Effective Income Tax Rate Reconciliation	The difference between actual tax expense and the tax expense which would be expected by applying the federal statutory rate of 21 percent to the loss before income taxes is primarily due to the following for the years ended December 31:

	2022	2021
Income tax at federal statutory rate	$(10,993,344)	$(7,508,180)
State income tax, net of federal income tax impact	1,027	(686,317)
Valuation allowance change	5,650,994	2,979,251
Warrant liabilities	2,336,820	3,391,926
Fair value adjustments—SAFE notes	4,326,420	1,216,155
Other	(1,321,917)	607,165
Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities	The tax effect of the significant components of the Company’s deferred tax assets and liabilities consist of the following as of:

	December 31,
	2022	2021
Net operating loss carryforwards	$10,291,943	$6,079,301
Stock compensation	493,494	437,598
Warranty reserve	235,025	279,992
Lease liability	679,384	—
Research and development costs	837,640	—
Research and development credit carryforwards	368,939	—
Inventory reserve	275,858	—
Accrued expenses	255,189	—
Other, net	47,874	122,048
Total deferred tax assets	13,485,346	6,918,939
Right-of-use asset	(915,413)	—
Total deferred tax liabilities	(915,413)	—
Less: Valuation allowance	(12,569,933)	(6,918,939)
Net deferred tax asset	$—	$—